Document And Entity Information	15 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	OVERSEAS SHIPHOLDING GROUP INC
Entity Central Index Key	0000075208
Document Type	8-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31